INVENTORIES	9 Months Ended
Sep. 30, 2017
INVENTORIES [Abstract]
INVENTORIES
12. INVENTORIES

Inventories consisted of the following:

	2016	2017
	December 31	September 30
	RMB	RMB
Raw materials	943,958,480	1,073,245,774
Work-in-progress	809,571,580	955,790,283
Finished goods	2,719,984,637	3,213,103,312
Total	4,473,514,697	5,242,139,369

Write-down of the carrying amount of inventory to its estimated market value was RMB267,788,965 and RMB249,610,511  for the nine months ended September 30, 2016 and September 30, 2017, respectively, and were recorded as cost of revenues in the consolidated statements of operations. Inventory write downs were mainly related to the inventories whose market value is lower than its carrying amount due to lower photoelectric conversion efficiencies.

As of and December 31, 2016 and September 30, 2017, inventories with net book value of RMB61,000,000 and RMB61,000,000 were pledged as collateral for the Group’s borrowings (Note 22).